Mortgage Banking Activities, Liability for Mortage Loan Repurchase Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	$ 1,289	$ 1,033	$ 589
Wachovia acquisition	0	0	31
Loan sales	101	144	302
Change in estimate - primarily due to credit	1,184	1,474	625
Total additions	1,285	1,618	958
Losses	(1,248)	(1,362)	(514)
Balance, end of year	$ 1,326	$ 1,289	$ 1,033